NONCONTROLLING INTEREST	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Noncontrolling Interest [Abstract]
NONCONTROLLING INTEREST

NOTE 19 – NONCONTROLLING INTEREST

As of March 31, 2018, Dr. Yu Zhou, director and Co-Chief Executive Officer of GenExosome, who owned 40% of the equity interests of GenExosome, which is not under the Company’s control. The following is a summary of noncontrolling interest activities in the three months ended March 31, 2018.

Amount
Noncontrolling interest at December 31, 2017	$(585,394)
Net loss attributable to noncontrolling interest	(69,390)
Foreign currency translation adjustment attributable to noncontrolling interest	160
Noncontrolling interest at March 31, 2018	$(654,624)

NOTE 18 – NONCONTROLLING INTEREST

As of December 31, 2017, Dr. Yu Zhou, director and Co-Chief Executive Officer of GenExosome who owned 40% of the equity interests of GenExosome, which is not under the Company’s control. The following is a summary of noncontrolling interest activities in the year ended December 31, 2017.

Amount
Noncontrolling interest at December 31, 2016	$—
Net loss attributable to noncontrolling interest	(585,360)
Foreign currency translation adjustment attributable to noncontrolling interest	(34)
Noncontrolling interest at December 31, 2017	$(585,394)